Auditor's remuneration	12 Months Ended
Dec. 31, 2022
Auditor's remuneration [abstract]
Auditor's remuneration	Auditor’s remuneration
Auditor’s remuneration is included within consultancy, legal and professional fees in administration and general expenses and comprises:

	2022	2021	2020
	£m	£m	£m
Audit of the Barclays Group's annual accounts	10	9	9
Other services:
Audit of the Company's subsidiaries[a]	48	41	38
Other audit related fees[b]	11	10	10
Other services	2	2	2
Total Auditor's remuneration	71	62	59
Notes
a    Comprises the fees for the statutory audit of subsidiaries both inside and outside the UK and fees for work performed by associates of KPMG in respect of the consolidated financial statements of the Company.
b    Comprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing Rules of the UK listing authority.
Audit scope changes are finalised following the completion of the audit and recognised when agreed. The 2022 audit fee includes £2m (2021: £3m) relating to the previous year’s audit.